Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Parties [Abstract]
Related Party Transactions
Related party transactions for the years ended December 31, 2018, 2019 and 2020 are as follows:

<Sales and Others>

						Sales and others
Company name	Transaction type					2018		2019		2020
						In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.		Electricity sales		￦		6,093		7,071		7,757
Korea Gas Corporation		Electricity sales				99,933		116,484		97,685
Daejung Offshore Wind Power Co., Ltd.		Electricity sales				1		1		32
Daegu Photovoltaic Co., Ltd.		Electricity sales				128		327		325
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Electricity sales				2		2		2
Korea Electric Power Industrial Development Co., Ltd.		Service				10,422		11,085		10,833
Goseong Green Power Co., Ltd.		Electricity sales				10,024		19,245		47,701
Gangneung Eco Power Co., Ltd.		Service				4,928		7,446		10,178
Shin Pyeongtaek Power Co., Ltd.		Electricity sales				8,468		21,218		20,791
Noeul Green Energy Co., Ltd.		Electricity sales				30		30		30
Samcheok Eco Materials Co., Ltd.		Electricity sales				605		627		700
YTN Co., Ltd.		Electricity sales				2,043		2,257		1,805
Busan Green Energy Co., Ltd.		Electricity sales				19		18		34
Gunsan Bio Energy Co., Ltd.		Electricity sales				3,611		4,755		102
Korea Electric Vehicle Charging Service		Electricity sales				578		1,029		1,956
Tamra Offshore Wind Power Co., Ltd.		Electricity sales				58		—		—
Daegu clean Energy Co., Ltd.		Electricity sales				126		—		—
Gangwon Wind Power Co., Ltd.		Electricity sales				2,402		2,433		2,109
Gwangyang Green Energy Co., Ltd.		Electricity sales				874		122		23
Bigeum Resident Photovoltaic Power Co., Ltd.		Electricity sales				—		—		85
Hyundai Green Power Co., Ltd.		Design service				14,031		13,106		17,257
Korea Power Exchange		Service				6,854		7,670		25,919
Taebaek Wind Power Co., Ltd.		Service				614		991		226
Taebaek Guinemi Wind Power Co., Ltd.		Electricity sales				—		77		37
Pyeongchang Wind Power Co., Ltd.		Design service				1,166		1,189		2,064
Daeryun Power Co., Ltd.		Electricity sales				1,731		1,879		1,947
Changjuk Wind Power Co., Ltd.		Electricity sales				758		927		2,067
GS Donghae Power Co., Ltd.		Electricity sales				7,238		15,792		31,557
KNH Solar Co., Ltd.		Electricity sales				17		17		16
S-Power Co., Ltd.		Service				9,118		6,535		6,682
PND solar Co., Ltd.		Electricity sales				12		407		409
Hyundai Ecoenergy Co., Ltd.		Electricity sales				—		117		167
YeongGwang Yaksu Wind Electric Co., Ltd.		Electricity sales				—		81		77
Korea Energy Solution Co., Ltd.		Electricity sales				—		52		7
Green Energy Electricity Generation Co., Ltd.		Electricity sales				—		—		14
Namjeongsusang Solar Power Operation Co., Ltd.		Electricity sales				—		—		14
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		Electricity sales				—		—		291
Muan Solar Park Co., Ltd.	Electricity sales		￦		—		—		57
Suwon New Power Co., Ltd.	Electricity sales				—		5,606		2,974
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales				—		—		30
9 Associates (Overseas)	Electricity sales and others				60,318		98,450		66,755
<Joint ventures>
Naepo Green Energy Co., Ltd.	Electricity sales				160		154		217
Cheongna Energy Co., Ltd.	Service				11,688		9,922		13,791
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)	Service				1,718		3,437		4,816
Daegu Green Power Co., Ltd.	Electricity sales				1,022		1,151		1,285
KAPES, Inc.	Commission				648		504		476
Honam Wind Power Co., Ltd.	Electricity sales				415		657		502
Jeongam Wind Power Co., Ltd.	Electricity sales				724		1,198		1,213
Korea Power Engineering Service Co., Ltd.	Service				840		348		203
Seokmun Energy Co., Ltd.	Service				1,897		1,495		1,932
Incheon New Power Co., Ltd.	Construction revenue				568		354		14
Chun-cheon Energy Co., Ltd.	Electricity sales				2,471		2,397		2,657
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales				1,540		1,744		1,788
Yeonggwang Wind Power Co., Ltd.	Electricity sales				46		705		793
Sam-Yang Photovoltaic Power Co., Ltd.	Electricity sales				—		—		33
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Service				—		—		1,388
KW Nuclear Components Co., Ltd.	Service				839		721		1,639
KEPCO-Uhde Inc.	Electricity sales				17		15		8
Busan Shinho Solar Power Co., Ltd.	Electricity sales				362		452		353
Daesan Green Energy Co., Ltd.	Electricity sales				—		39		703
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales				—		—		3
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales				—		6		29
Saemangeum Solar Power Co., Ltd.	Service				—		2,230		2,846
Jaeun Resident Wind Power Plant Co., Ltd.	Electricity sales				—		105		—
Dangjin Eco Power co., Ltd.	Electricity sales				3,424		4		33
Bitsolar Energy Co., Ltd.	Electricity sales				—		—		42
Haemodum Solar Co., Ltd.	Electricity sales				—		—		4
Yeongam Solar Power Co., Ltd.	Electricity sales				—		—		165
Solaseado Solar Power Co., Ltd.	Electricity sales				—		—		66
29 Joint ventures (Overseas)	Electricity sales and others				206,054		1,275,279		831,596

<Others>
Yeongwol Energy Station Co., Ltd.	Service				373		—		—
DS POWER Co., Ltd.	Service				565		—		—
Ulleungdo Natural Energy Co., Ltd.	Service				292		—		—
Korea Development Bank	Electricity sales				3,524		3,948		4,248
	Interest income				4,438		2,091		3,461

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2018	2019	2020
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity purchase	￦	828,547	689,510	552,692
Korea Gas Corporation	Purchase of power generation fuel		5,191,243	4,049,486	3,270,972
Daegu Photovoltaic Co., Ltd.	REC purchase		3,745	3,626	3,313
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	REC purchase		455	450	370
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering service fee		261,668	245,057	212,366
Goseong Green Power Co., Ltd.	Electricity purchase		—	32	—
Gangneung Eco Power Co., Ltd.	Service		19	—	—
Shin Pyeongtaek Power Co., Ltd.	Electricity purchase		—	119,162	520,737
Noeul Green Energy Co., Ltd.	REC purchase		18,282	22,767	10,634
Samcheok Eco Materials Co., Ltd.	Electricity purchase		3,819	9,425	10,713
YTN Co., Ltd.	Service		322	333	353
Busan Green Energy Co., Ltd.	Electricity purchase		25,123	13,811	18,678
Gunsan Bio Energy Co., Ltd.	Electricity purchase		—	3,022	24
Korea Electric Vehicle Charging Service	Service		605	536	581
Tamra Offshore Wind Power Co., Ltd.	Electricity purchase		8,371	—	—
Yaksu ESS Co., Ltd.	Service		—	1,191	217
Gangwon Wind Power Co., Ltd.	Electricity purchase		25,407	24,116	23,350
Hyundai Green Power Co., Ltd.	Electricity purchase		480,815	507,662	349,778
Korea Power Exchange	Trading fees		137,489	120,509	87,361
Taebaek Wind Power Co., Ltd.	Electricity purchase		8,582	7,070	4,003
Taebaek Guinemi Wind Power Co., Ltd.	Electricity purchase		—	349	5,023
Pyeongchang Wind Power Co., Ltd.	Electricity purchase		6,994	5,188	3,969
Daeryun Power Co., Ltd.	Electricity purchase		184,063	144,862	99,523
Changjuk Wind Power Co., Ltd.	Electricity purchase		7,929	6,994	6,084
GS Donghae Electric Power Co., Ltd.	Electricity purchase		780,233	681,379	660,351
KNH Solar Co., Ltd.	Electricity purchase		3,586	3,377	3,564
S-Power Co., Ltd.	Electricity purchase		507,875	522,469	293,515
Hadong Mineral Fiber Co., Ltd.	Service		60	—	—
Green Biomass Co., Ltd.	Woodchip purchase		440	—	—
YeongGwang Yaksu Wind Electric Co., Ltd	Electricity purchase		2,437	6,511	9,151
PND solar Co., Ltd.	Electricity purchase		—	557	5,234
Hyundai Ecoenergy Co., Ltd.	Electricity purchase		—	6,810	17,777
Korea Energy Solution Co., Ltd.	Electricity purchase		—	15	—
Gwangbaek Solar Power Investment Co., Ltd.	Electricity purchase		—	—	373
9 Associates (Overseas)	Electricity purchase and others		31	—	—

<Joint ventures>
Cheongna Energy Co., Ltd.	Electricity purchase	￦	58	58,747	66
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)	Electricity purchase		3,445	2,847	1,120
Daegu Green Power Co., Ltd.	Electricity purchase		287,008	296,464	215,224
KAPES, Inc.	Service		77,758	142,511	219,673
Honam Wind Power Co., Ltd.	Electricity purchase		7,700	5,306	4,382
Jeongam Wind Power Co., Ltd.	Electricity purchase		—	—	5,982
Korea Power Engineering Service Co., Ltd.	Service		1,765	1,774	1,594
Seokmun Energy Co., Ltd.	Electricity purchase		31,759	26,370	33,164
Chun-cheon Energy Co., Ltd.	Electricity purchase		320,954	313,471	222,069
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity purchase		11,366	11,739	11,232
Yeonggwang Wind Power Co., Ltd.	Electricity purchase		—	11,940	24,103
Sam-Yang Photovoltaic Power Co., Ltd.	Electricity purchase		—	—	3,848
Busan Shinho Solar Power Co., Ltd.	REC purchase		7,901	7,843	7,296
Global Trade Of Power System Co., Ltd.	Service		565	502	337
Expressway Solar-light Power Generation Co., Ltd.	REC purchase		3,513	3,067	2,472
Daesan Green Energy Co., Ltd.	Electricity purchase		—	—	104,854
Dangjin Eco Power Co., Ltd.	Electricity purchase		—	—	3,953
Busan Industrial Solar Power Co., Ltd.	Electricity purchase		—	—	19
Haemodum Solar Co., Ltd.	Electricity purchase		—	—	967
Yeongam Solar Power Co., Ltd.	Electricity purchase		—	—	32,208
Solaseado Solar Power Co., Ltd.	Electricity purchase		—	—	28,516
29 Joint ventures (Overseas)	Electricity purchase and others		1,404	7,232	14,767

<Others>
Yeongwol Energy Station Co., Ltd.	REC purchase		4,019	—	—
Ulleungdo Natural Energy Co., Ltd.	Service		63	—	—
Korea Development Bank	Interest expense		5,043	4,063	3,872
	Dividend paid		166,876	20	17

Receivables and payables arising from related party transactions
Receivables and payables arising from related party transactions as of December 31, 2019 and 2020 are as follows:

					Receivables				Payables
Company name	Type				2019		2020		2019		2020
					In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Trade receivables		￦		323		388		—		—
	Non-trade receivables and others				267		213		—		—
	Trade payables				—		—		85,920		65,794
	Non-trade payables and others				—		—		12		—
Korea Gas Corporation	Trade receivables		￦		9,267		9,969		—		—
	Non-trade receivables and others				38		95		—		—
	Trade payables				—		—		462,138		428,763
	Non-trade payables and others				—		—		560		617
Daejung Offshore Wind Power Co., Ltd.	Non-trade receivables and others				—		31		—		—
Daegu Photovoltaic Co., Ltd.	Trade payables				—		—		69		57
Korea Electric Power Industrial Development Co., Ltd.	Trade receivables				243		508		—		—
	Non-trade receivables and others				43		16		—		—
	Trade payables				—		—		3,756		133
	Non-trade payables and others				—		—		3,827		3,779
Goseong Green Power Co., Ltd.	Trade receivables				103		2,181		—		—
	Non-trade receivables and others				5,285		9,214		—		—
	Non-trade payables and others				—		—		65,626		64,986
Gangneung Eco Power Co., Ltd.	Trade receivables				115		661		—		—
	Non-trade receivables and others				65		146		—		—
Shin Pyeongtaek Power Co., Ltd.	Trade receivables				1,013		1,348		—		—
	Non-trade receivables and others				2,281		2,823		—		—
	Trade payables				—		—		64,696		47,948
	Non-trade payables and others				—		—		61		85
Noeul Green Energy Co., Ltd.	Trade receivables				3		3		—		—
	Non-trade receivables and others				—		969		—		—
	Non-trade payables and others				—		—		1,855		—
Samcheok Eco Materials Co., Ltd.	Trade receivables				59		47		—		—
YTN Co., Ltd.	Trade receivables				97		97		—		—
Busan Green Energy Co., Ltd.	Trade receivables				1		5		—		—
	Non-trade receivables and others				—		13,946		—		—
	Non-trade payables and others				—		—		606		—
Korea Electric Vehicle Charging Service	Trade receivables				137		141		—		—
	Non-trade receivables and others				529		281		—		—
Yaksu ESS Co., Ltd.	Trade payables				—		—		525		739
Gangwon Wind Power Co., Ltd.	Trade receivables				7		6		—		—
	Trade payables				—		—		2,979		2,678
Gwangyang Green Energy Co., Ltd.	Non-trade receivables and others				1,334		1,356		—		—
Hyundai Green Power Co., Ltd.	Trade receivables		￦		502		554		—		—
	Trade payables				—		—		41,587		9,825
Korea Power Exchange	Trade receivables				1,142		1,608		—		—
	Non-trade receivables and others				144		24		—		—
	Trade payables				—		—		—		1,362
	Non-trade payables and others				—		—		4,160		70,456
Ecollite Co., Ltd.	Non-trade receivables and others				210		—		—		—
Taebaek Wind Power Co., Ltd.	Non-trade receivables and others				—		1,405		—		—
	Trade payables				—		—		358		443
	Non-trade payables and others				—		—		243		—
Taebaek Guinemi Wind Power Co., Ltd.	Non-trade receivables and others				2		—		—		—
	Trade payables				—		—		190		413
	Non-trade payables and others				—		—		—		509
Pyeongchang Wind Power Co., Ltd.	Trade receivables				4		3		—		—
Daeryun Power Co., Ltd.	Trade receivables				144		189		—		—
	Trade payables				—		—		19,843		16,079
Changjuk Wind Power Co., Ltd.	Trade payables				—		—		447		461
	Non-trade payables and others				—		—		280		309
GS Donghae Electric power Co., Ltd.	Trade receivables				175		386		—		—
	Non-trade receivables and others				367		321		—		—
	Trade payables				—		—		69,811		91,213
	Non-trade payables and others				—		—		16		36
KNH Solar Co., Ltd.	Trade receivables				1		1		—		—
	Trade payables				—		—		—		14
	Non-trade payables and others				—		—		—		187
S-Power Co., Ltd.	Trade receivables				89		137		—		—
	Non-trade receivables and others				43		46		—		—
	Trade payables				—		—		53,705		23,415
PND solar Co., Ltd.	Trade payables				—		—		—		58
Hyundai Ecoenergy Co., Ltd.	Trade receivables				16		16		—		—
YeongGwang Yaksu Wind Electric Co., Ltd.	Trade receivables				5		8		—		—
Muan Solar Park Co., Ltd.	Trade receivables				—		24		—		—
Go deok Clean Energy Co., Ltd.	Non-trade receivables and others				—		1		—		—
Suwon New Power Co., Ltd.	Trade receivables		￦		—		2		—		—
	Non-trade receivables and others				2,939		712		—		—
6 Associates (Overseas)	Non-trade receivables and others				1,112		3,248		—		—

<Joint ventures>
Naepo Green Energy Co., Ltd.	Trade receivables				18		56		—		—
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)	Trade receivables				128		57		—		—
	Non-trade receivables and others				12,532		11,749		—		—
	Trade payables				—		—		175		10
	Non-trade payables and others				—		—		9,178		9,119
Daegu Green Power Co., Ltd.	Trade receivables				113		44		—		—
	Non-trade receivables and others				1		55		—		—
	Trade payables				—		—		28,980		26,213
KAPES, Inc.	Trade receivables				1		2		—		—
	Non-trade receivables and others				—		5,172		—		—
	Non-trade payables and others				—		—		50,738		20,577
Honam Wind Power Co., Ltd.	Trade payables				—		—		347		216
	Non-trade payables and others				—		—		1,671		345
Jeongam Wind Power Co., Ltd.	Trade receivables				165		—		—		—
	Non-trade receivables and others				—		162		—		—
	Non-trade payables and others				—		—		6		692
Korea Power Engineering Service Co.,Ltd.	Non-trade receivables and others				74		43		—		—
Seokmun Energy Co., Ltd.	Trade receivables				51		62		—		—
	Non-trade receivables and others				136		9,460		—		—
	Trade payables				—		—		—		4,898
	Non-trade payables and others				—		—		4,750		9,559
Chun-cheon Energy Co., Ltd.	Trade receivables				260		98		—		—
	Non-trade receivables and others				5,362		165		—		—
	Trade payables				—		—		23,438		27,428
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables				6		8		—		—
	Non-trade receivables and others				157		159		—		—
	Trade payables				—		—		671		405
	Non-trade payables and others				—		—		1,526		1,747
Cheongna Energy Co., Ltd.	Trade receivables				1,074		1,592		—		—
	Non-trade receivables and others				—		1,186		—		—
Yeonggwang Wind Power Co., Ltd.		Trade receivables		￦		10		12		—		—
		Non-trade receivables and others				54		54		—		—
		Trade payables				—		—		—		886
		Non-trade payables and others				—		—		2,432		3,038
Sam-Yang Photovoltaic Power Co., Ltd.		Trade receivables				—		5		—		—
		Non-trade payables and others				—		—		—		625
KW Nuclear Components Co., Ltd.		Trade receivables				4		4		—		—
		Non-trade receivables and others				15		—		—		—
KEPCO-Uhde Inc.		Non-trade payables				—		—		9		—
Busan Shinho Solar Power Co., Ltd.		Trade receivables				2		2		—		—
		Trade payables				—		—		148		135
		Non-trade payables and others				—		—		733		780
Daesan Green Energy Co., Ltd.		Trade receivables				6		11		—		—
		Non-trade receivables and others				—		216		—		—
		Trade payables				—		—		—		7,694
Taebaek Gadeoksan Wind Power Co., Ltd.		Non-trade receivables and others				—		5		—		—
		Trade payables				—		—		—		2,473
		Non-trade payables and others				—		—		—		5
Cheong-Song Noraesan Wind Power Co., Ltd.		Trade receivables				1		2		—		—
Saemangeum Solar Power Co., Ltd.		Non-trade receivables and others				2,197		3,141		—		—
Dangjin Eco Power Co., Ltd.		Trade receivables				2		3		—		—
		Trade payables				—		—		—		326
Busan Industrial Solar Power Co., Ltd.		Trade payables				—		—		—		1
Yeongam Solar Power Co., Ltd.		Trade receivables				—		26		—		—
		Trade payables				—		—		—		14,652
15 Joint ventures (Overseas)		Trade receivables				51,700		58,839		—		—
		Non-trade receivables and others				13,652		17,217		—		—
		Non-trade payables and others				—		—		87,395		105,682

<Others>
Korea Development Bank		Accrued interest income				1,630		51		—		—
		Non-trade receivables and others				146,416		206,916		—		—
		Non-trade payables and others				—		—		152		123
		Derivatives				41,368		20,167		6,531		20,001

Loans and others arising from related party transactions
Loans and others arising from related party transactions as of December 31, 2019 and 2020 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance
			In millions of won
Associates	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	28,676	92	—	(1,619)	27,149
	(Allowance for doubtful accounts)		(7,325)	—	—	2,079	(5,246)
Associates	PT. Cirebon Electric Power		578	—	(609)	31	—
Associates	Xe-Pian Xe-Namnoy Power Co., Ltd.		20,955	—	—	(1,263)	19,692
Associates	PT. Wampu Electric Power		16,502	—	(4,474)	330	12,358
Associates	Gunsan Bio Energy Co., Ltd.		12,396	—	—	—	12,396
	(Allowance for doubtful accounts)		(10,128)	—	—	—	(10,128)
Associates	Bigeum Resident Photovoltaic Power Co., Ltd.		—	3,500	—	—	3,500
Associates	Daejung Offshore Wind Power Co., Ltd.		—	1,000	—	—	1,000
Joint ventures	DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		2,465	—	(2,465)	—	—
	(Allowance for doubtful accounts)		(2,465)	—	2,465	—	—
Joint ventures	Solaseado Solar Power Co., Ltd.		—	64,000	—	—	64,000
Joint ventures	Recursos Solares PV De Mexico II, S.A. De C.V. DE C.V.		1,055	4,458	—	(669)	4,844
Joint ventures	Horus Solar, S.A. De C.V.		3,323	11,404	—	(1,347)	13,380
Joint ventures	SUNMEX RENOVABLES, S.A. DE C.V.		144	1,755	—	(57)	1,842
Joint ventures	Kelar S.A.		42,158	—	—	(2,542)	39,616
Joint ventures	Chun-cheon Energy Co., Ltd.		5,057	—	(5,057)	—	—
Joint ventures	DE Energia SpA		6,632	—	—	(400)	6,232
Joint ventures	Daehan Wind Power PSC		—	11,852	—	(1,152)	10,700
Joint ventures	PT. Tanjung Power Indonesia		—	777	—	(72)	705
Joint ventures	Bitsolar Energy Co., Ltd.,		—	3,165	—	—	3,165

		￦	120,023	102,003	(10,140)	(6,681)	205,205

Borrowings arising from related party transactions
Borrowings arising from related party transactions as of December 31, 2019 and 2020 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance
			In millions of won
Korea Development Bank	Facility	￦	59,845	—	(9,552)	—	50,293
	Others		3,500	—	(554)	—	2,946
	Operating funds		179,000	152,961	(187,511)	(150)	144,300
	Syndicated Loan		17,085	—	(1,063)	(99)	15,923
	EBL		—	43,485	—	(3,392)	40,093

Guarantees provided to associates or joint ventures
Guarantees provided to associates or joint ventures as of December 31, 2020 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Guarantee
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	Shuweihat Asia Power Investment B.V.
Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	USD 1,387	Rabigh Electricity Company
Korea Electric Power Corporation	Nghi Son 2 Power LLC	Performance guarantees	USD 70,000	SMBC Ho Chi Minh and others
		Debt guarantees	USD 285,000	SMBC Singapore
Korea Electric Power Corporation	Barakah One Company	Debt guarantees	USD 900,000	Export-Import Bank of Korea and others
		Performance guarantees and others	USD 4,439,920
Korea Electric Power Corporation	RE Holiday Holdings LLC	Performance guarantees(*12)	USD 206,494	EPS Renewables Holdings, LLC, Santander Bank and others
Korea Electric Power Corporation	RE Pioneer Holdings LLC	Performance guarantees	USD 158,718	EPS Renewables Holdings, LLC, Santander Bank and others
Korea Electric Power Corporation	RE Barren Ridge 1 Holdings LLC	Performance guarantees(*12)	USD 135,783	Firstar Development, LLC, Santander Bank and others
Korea Electric Power Corporation	Rabigh Electricity Company	Performance guarantees	SAR 6,508	Hana Bank
		Performance guarantees	SAR 68,054
Korea Electric Power Corporation	Shuweihat Asia Power Investment B.V.	Performance guarantees	USD 100,000	ING Bank
Korea Electric Power Corporation	Amman Asia Electric Power Company	Performance guarantees	USD 16,800	Shinhan Bank
Korea Electric Power Corporation	Pulau Indah Power Plant Sdn. Bhd.	Performance guarantees	MYR 7,500	Maybank
Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 4,940	Kookmin Bank and others
		Guarantees for supplemental funding and others(*1)	—
Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Payment guarantees for business reserve	USD 2,500	Krung Thai Bank
		Collateralized money invested	KRW 64,570
		Impounding bonus guarantees	USD 5,000	SK E&C
Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 11,200	National Bank of Kuwait
Korea Western Power Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Collateralized money invested	KRW 2,066	Korea Development Bank
Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested(*7)	KRW 45,041	Kookmin Bank and others
		Debt guarantees	KRW 20,300	BNK Securities
Korea Western Power Co., Ltd.	PT. Mutiara Jawa	Collateralized money invested	KRW 1,780	Woori Bank
Korea Western Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 210	Nonghyup Bank
Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 69,591	Kookmin Bank
		Guarantees for supplemental funding(*1)	—	Kookmin Bank and others
Korea Western Power Co., Ltd.	Haemodum Solar Co., Ltd.	Collateralized money invested	KRW 3,065	Nonghyup Bank
Korea Western Power Co., Ltd.	Sam-Yang Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 5,535	Korea Development Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Muan Solar Park Co., Ltd.	Collateralized money invested	KRW 4,180	IBK and others
Korea Western Power Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.	Collateralized money invested	KRW 5,510	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Collateralized money invested	KRW 5,378	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 14,814	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 27,518	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	KRW 90,800
Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 3,887	Shinhan Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 244,426	Korea Development Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,124	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 17,256	KDB Capital Corporation and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Daesan Green Energy Co., Ltd.	Collateralized money invested	KRW 22,552	IBK
		Guarantees for supplemental funding(*1)	KRW 18,989
Korea East-West Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.	Collateralized money invested	KRW 13,362	Samsung Fire & Marine Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Debt guarantees	USD 24,544	Sumitomo mitsui banking
		Other guarantees	USD 3,150	PT Adaro Indonesia
		Guarantees for supplemental funding(*1)	—	Sumitomo mitsui banking and others
		Collateralized money invested	KRW 33,063	MUFG and others
Korea East-West Power Co., Ltd.	South Jamaica Power Company Limited	Performance guarantees	USD 14,400	Societe Generale
		Collateralized money invested	KRW 31,897	JCSD Trustee Services Limited and others
EWP Barbados 1 SRL	South Jamaica Power Company Limited	Guarantees for supplemental funding(*1,3)	—	JCSD Trustee Services Limited and others
Korea East-West Power Co., Ltd.	DE Energia SpA	Collateralized money invested	KRW 8,187	Mirae Asset Daewoo Co., Ltd. and others
		Debt guarantees	USD 5,728
		Payment guarantees(*10)	USD 1,066	Hana Bank
Korea East-West Power Co., Ltd.	Bitsolar Energy Co., Ltd.	Collateralized money invested	KRW 352	Mirae Asset Life Insurance Co., Ltd. and others
Korea Southern Power Co., Ltd.	KNH Solar Co., Ltd.	Collateralized money invested	KRW 2,436	Shinhan Bank and others
		Performance guarantees and guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 26,353	Korea Development Bank and others
		Guarantees for supplemental funding and others(*1)	KRW 8,000
Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 23,045	Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Kelar S.A.	Performance guarantees	USD 57,987	Hana Bank, MUFG
Korea Southern Power Co., Ltd.	Daehan Wind Power PSC	Performance guarantees	USD 3,600	Shinhan Bank
		Payment guarantees(*9)	USD 1,898	Hana Bank
Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 5,027	Woori Bank and Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Collateralized money invested	KRW 3,087	IBK
Korea Southern Power Co., Ltd.	Jeongam Wind Power Co., Ltd.	Performance guarantees	—	SK Securities.Co., LTD., KDB Capital Corporation, and others
		Collateralized money invested	KRW 4,620
Korea Southern Power Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Payment guarantees(*4)	—	SEM Investment Co., Ltd.
Korea Southern Power Co., Ltd.	Solaseado Solar Power Co., Ltd.	Collateralized money invested	KRW 7,379	Kookmin Bank and others
Korea Southern Power Co., Ltd.	Naepo Green Energy Co., Ltd.	Collateralized money invested(*11)	—	IBK and others
		Guarantees for supplemental funding and others(*1)	KRW 30,000
		Guarantees for other supplemental funding and performance guarantees(*1)	—
KOSPO Chile SpA	Kelar S.A.	Collateralized money invested	KRW 71,449	Export-Import Bank of Korea and others
KOSPO Chile SpA	Chester Solar I SpA	Collateralized money invested	KRW 1,621	IBK
KOSPO Chile SpA	Chester Solar IV SpA	Collateralized money invested	KRW 1,064
KOSPO Chile SpA	Chester Solar V SpA	Collateralized money invested	KRW 277
KOSPO Chile SpA	Diego de Almagro Solar Spa	Collateralized money invested	KRW 1,490
KOSPO Chile SpA	Laurel SpA	Collateralized money invested	KRW 1,092
Korea Midland Power Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.	Collateralized money invested	KRW 312	IBK and others
Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 132,774	Korea Development Bank and others
Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 10,038	Mizuho Bank
Korea Midland Power Co., Ltd.	PT. Wampu Electric Power	Debt guarantees	USD 5,271	SMBC
Korea Midland Power Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Collateralized money invested	KRW 25	IBK
		Guarantees for supplemental funding and others(*1)	—	IBK and others
Korea Midland Power Co., Ltd.	Yaksu ESS Co., Ltd.	Collateralized money invested	KRW 454	IBK
Korea Midland Power Co., Ltd.	Namjeongsusang Solar Power Operation Co., Ltd.	Collateralized money invested	KRW 103	IBK
Korea Midland Power Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Collateralized money invested	KRW 4,682	Kyobo Life Insurance Co., Ltd. and others
Korea Midland Power Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.	Collateralized money invested	KRW 1,096	IBK
Korea Midland Power Co., Ltd.	Goesan Solar Park Co., Ltd.	Collateralized money invested	KRW 1,684	IBK
Korea Midland Power Co., Ltd.	Bitgoel Eco Energy Co., Ltd.	Collateralized money invested	KRW 29	IBK and others
		Guarantees for supplemental funding(*1)	—
Korea South-East Power Co., Ltd.	DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)	Collateralized money invested(*5)	—	IBK
		Guarantees for supplemental funding and others(*1,6)	KRW 76,800	NH investment & securities Co., Ltd. and others
Korea South-East Power Co., Ltd.	S-Power Co., Ltd.	Collateralized money invested	KRW 110,292	Korea Development Bank and others
Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested	KRW 15,930	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested	KRW 18,200	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	Expressway Solar- light Power Generation Co., Ltd.	Guarantees for supplemental funding(*1,2)	KRW 2,500	Woori Bank
Korea South-East Power Co., Ltd.	Goseong Green Power Co., Ltd.	Collateralized money invested	KRW 2,186	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Collateralized money invested	KRW 2,368	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	PND solar Co., Ltd.	Collateralized money invested	KRW 1,149	IBK
Korea South-East Power Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Collateralized money invested	KRW 4,250	Samsung Life Insurance and others
Korea South-East Power Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Collateralized money invested	KRW 2,195	IBK
Korea South-East Power Co., Ltd.	Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.	Collateralized money invested	KRW 4,124	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Youngam Solar Power Co., Ltd.	Collateralized money invested	KRW 6,042	Kookmin Bank and others
Korea South-East Power Co., Ltd.	Samsu Wind Power Co., Ltd.	Collateralized money invested	KRW 2,607	Shinhan Bank and others
Korea South-East Power Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.	Collateralized money invested	KRW 11,022	Woori Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.	Collateralized money invested	KRW 4,197	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 8,778	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Collateralized money invested	KRW 3,453	Woori Bank and others
KEPCO Plant Service & Engineering Co., Ltd.	Incheon New Power Co., Ltd.	Collateralized money invested(*8)	—	Shinhan Bank
		Guarantees for supplemental funding(*1)	—

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)

The Company has granted the right to Hana Financial Investment Co., Ltd., as an agent for the creditors to Expressway Solar-light Power Generation Co., Ltd. (“ESPG”), to the effect that in the event of acceleration of ESPG’s payment obligations under certain borrowings to such creditors, Hana Financial may demand the Company to dispose of shares in ESPG held by the Company and apply the resulting proceeds to repayment of ESPG’s obligations.

(*3)

This includes a guarantee for the shareholder’s capital payment in connection with the business of 190MW gas complex thermal power plant in Jamaica. EWP Barbados 1 SRL’s capital contribution amount is USD 18,400 thousand and there is no residual guarantee amount among total collateral limit.

(*4)

Controlling and non-controlling common shareholders of Samcheok Eco Materials Co., Ltd. have pre-emption rights, if preferred shareholders intend to sell their shares until December 26, 2023. The promised yield of the preferred stock is guaranteed through the transaction. As of December 31, 2020, the Company has recognized derivative liabilities of ￦6,760 million related to the guarantee. Meanwhile, the Company is under an agreement with Samcheok Eco Materials Co., Ltd. that if a damage incurs related to the fulfillment of obligations pursuant to the mandatory contract of coal ash supply, compensation for the expected amount of the damage should be settled.

(*5)

The Company recognized an impairment loss on all of the equity securities of DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.

(*6)

Pursuant to the guarantee agreement, the Company recognized other provisions of ￦26,772 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.

(*7)	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.

(*8)

The Company recognized an impairment loss on all of the equity securities of Incheon New Power Co., Ltd. during the year ended December 31, 2019, and the acquisition cost of the securities provided as collateral is ￦461 million.

(*9)	The Company provided a payment guarantee to Daehan Wind Power PSC for opening LC for Debt Service Reserve Account (DSRA).

(*10)	This includes a guarantee related to LC for debt repayment allowance provided to DE Energia SpA, a joint venture of the Company.

(*11)

The Company recognized an impairment loss on all of the equity securities of Naepo Green Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦29,200 million.

(*12)	The credit limits of guarantees to RE Holiday Holdings LLC and RE Barren Ridge 1 Holdings LLC include the credit limits of guarantees to their subsidiaries.

Derivatives transactions with related parties
Derivatives transactions with related parties as of December 31, 2020 are as follows:

(i)	Currency Swap

Counterparty	Contract year		Contract Amount		Contract interest rate per annum			Contract exchange rate
			Pay	Receive	Pay (%)	Receive (%)
	In millions of won and thousands of foreign currencies except contract exchange rate information
Korea Development Bank	2019~2024	￦	177,600	USD 150,000	1.24%	2.50%	￦	1,184.00
	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
	2016~2021		121,000	USD 100,000	2.15%	2.50%		1,210.00
	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
	2018~2021		212,960	USD 200,000	2.10%	3.00%		1,064.80
	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00
	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80

(ii)	Currency forward

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate
				Pay	Receive
	In millions of won and thousands of USD except contract exchange rate information
Korea Development Banko	2017.12.27	2021.07.12	￦	104,849	USD 100,000	￦	1,048.49
	2020.12.18	2021.01.28		5,469	USD 5,000		1,093.75
	2020.12.30	2021.02.19		5,436	USD 5,000		1,087.16
	2020.12.15	2021.01.05		1,092	USD 1,000		1,092.10
	2020.12.29	2021.01.05		6,791	USD 6,200		1,095.35

Salaries and other compensations to the key members of management of the Company
The Company recorded salaries and other compensations related to the key management personnel as follows:

Type		2018	2019	2020
		In millions of won
Salaries	￦	1,106	1,315	1,295
Retirement benefits		24	31	58

	￦	1,130	1,346	1,353